THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                         RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)     VALUE
-----------  --------------------------------------------------  -----------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS
AND ASSET BACKED SECURITIES (27.8%)
$   917,479  CIT River Owners Trust, Series 1995-A, Class A,
               Sequential Payer, Callable, 6.25% due
               01/15/11........................................  Aaa/AAA      $   918,378
    967,048  Chase Manhattan Grantor Trust, Series 1995-A, Pass
               Through, 6.00% due 09/17/01.....................  Aaa/AAA          967,350
    761,660  Equicon Home Equity Loan Trust, Series 1992-7,
               Remic: Sequential Payer, Class A, 5.90% due
               09/18/05........................................  Aaa/AAA          750,205
    685,347  Fleetwood Credit Corp. Grantor Trust, Series
               1994-A, Class A, Sequential Payer, Callable,
               4.70% due 07/15/09..............................  Aaa/AAA          653,176
  1,400,000  Greentree Financial Corp Series 1993-3, Class A3,
               Sequential Payer, Callable, 5.20% due
               10/15/18........................................  Aa2/AA         1,370,348
    831,446  Merrill Lynch Mortgage Investors, Inc., Remic:
               Series 1994-C1, Class A, Callable, 8.72% due
               11/25/20........................................  Aaa /AAA         855,221
    741,808  Old Kent Auto Receivables Trust, Series 1995-A,
               Class A, Sequential Payer, 6.20% due 08/15/01...  Aaa/AAA          744,626
    922,174  Prudential Home Mortgage Securities, Remic:
               Sequential Payer, Series 1992-44, Class A1,
               6.00% due 01/25/98..............................  Aaa/AAA          905,363
  1,000,000  Queens Center Funding Corp., Class B, 144A, 8.12%
               due 01/01/04....................................  Baa2/BBB       1,000,000
                                                                              -----------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
               ASSET BACKED SECURITIES (COST $8,168,895).......                 8,164,667
                                                                              -----------
CORPORATE OBLIGATIONS (25.3%)
BANKING (3.5%)
  1,000,000  Chase Manhattan Corp., 7.50% due 12/01/97.........  A3/A-          1,030,590
                                                                              -----------
DEPARTMENT STORES (3.5%)
  1,000,000  Sears Roebuck & Co., 7.25% due 08/05/97...........  Baa/BBB        1,020,230
                                                                              -----------
FINANCE (11.2%)
  1,000,000  Associates Corp., North America, 7.55% due
               09/01/99........................................  Aa3/AA-        1,043,520
  1,000,000  Chrysler Financial Corp., 6.21% due 07/21/97......  A3/A-          1,000,200
  1,250,000  Ford Motor Credit Corp., 5.75% due 05/14/98.......  A1/A+          1,238,988
                                                                              -----------
                                                                                3,282,708
                                                                              -----------
UTILITIES -- ELECTRIC (3.7%)
  1,000,000  Hydro Quebec, 9.75% due 09/29/98..................  Aa3/AA         1,089,380
                                                                              -----------
OIL AND GAS (3.4%)
  1,000,000  Occidental Petroleum Corp., 5.76% due 06/15/98....  Baa3/BBB         985,890
                                                                              -----------
             TOTAL CORPORATE OBLIGATIONS (COST $7,275,383).....                 7,408,798
                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                    SECURITY DESCRIPTION                                 VALUE
-----------  --------------------------------------------------               -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.1%)
$   753,910  Federal Home Loan Mortgage Corporation, 9.00% due
               05/01/97........................................               $   785,710
             Federal National Mortgage Association
  1,500,000  Remic: PAC-1(11), Series 1994-7, Class PB, 5.60%
               due 07/25/03....................................                 1,483,050
  1,500,000  Remic: PAC-1(11), Series 1994-12, Class PC, 5.25%
               due 04/25/03....................................                 1,475,340
  1,000,000  Remic: PAC-1(11), Series 1994-33, Class D, 5.50%
               due 04/25/05....................................                   978,480
                                                                              -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
               $4,732,640).....................................                 4,722,580
                                                                              -----------
U.S. TREASURY OBLIGATIONS (26.7%)
             U.S. Treasury Notes
  4,250,000  6.50% due 05/15/97 (a)............................                 4,303,635
  1,000,000  6.50% due 04/30/99................................                 1,023,450
  1,100,000  5.50% due 07/31/97 (b)............................                 1,097,723
  1,410,000  5.125% due 11/30/98...............................                 1,386,918
                                                                              -----------
             TOTAL U.S.TREASURY OBLIGATIONS (COST
               $7,742,928).....................................                 7,811,726
                                                                              -----------
SHORT-TERM HOLDINGS (3.1%)
REPURCHASE AGREEMENT (3.1%)
    916,000  Goldman Sachs Repurchase Agreement dated 10/31/95 due 11/01/95, at 5.880%, proceeds $916,150
               (collateralized by $918,000 U.S. Treasury Note,
               5.875% due 07/31/97, valued at $935,066) (cost
               $916,000).......................................                   916,000
                                                                              -----------
OTHER INVESTMENT COMPANIES (0.0%)*
  SHARES
-----------
        834  Seven Seas Money Market Fund (cost $834)..........                       834
                                                                              -----------
             TOTAL SHORT-TERM HOLDINGS (COST $916,834).........                   916,834
                                                                              -----------
             TOTAL INVESTMENTS (COST $28,836,680) (99.0%)                      29,024,605
             OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                         281,971
                                                                              -----------
             NET ASSETS (100.0%)                                              $29,306,576
                                                                              -----------
                                                                              -----------

Note: Based on the cost of investments of $28,836,680 for federal income tax purposes at October 31, 1995, the aggregate gross unrealized appreciation and depreciation was $281,136 and $93,211, respectively, resulting in net unrealized appreciation of $187,925.

(a) $1,000,000 par segregated as collateral for initial margin on futures contracts.
(b) $100,000 par segregated as collateral for initial margin on futures contracts.
* Less than 0.1%.
144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $28,836,680)                                        $ 29,024,605
Interest Receivable                                                                 355,668
Deferred Organization Expenses                                                        3,665
Prepaid Expenses and Other Assets                                                       460
                                                                               ------------
    Total Assets                                                                 29,384,398
                                                                               ------------

LIABILITIES
Custody Fee Payable                                                                  38,432
Advisory Fee Payable                                                                 13,342
Variation Margin Payable on Futures Contracts                                           312
Fund Services Fee Payable                                                               238
Administration Fee Payable                                                              161
Accrued Expenses                                                                     25,337
                                                                               ------------
    Total Liabilities                                                                77,822
                                                                               ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $ 29,306,576
                                                                               ------------
                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                                  $ 3,757,520
Dividend Income                                                                       60,424
                                                                                 -----------
    Total Income                                                                   3,817,944

EXPENSES
Advisory Fee                                                        $  146,335
Custodian Fees and Expenses                                             55,346
Professional Fees                                                       35,280
Printing Expense                                                        12,000
Fund Services Fee                                                        5,573
Administration Fee                                                       4,485
Trustees' Fees and Expenses                                              1,424
Amortization of Organization Expenses                                    1,365
Miscellaneous                                                            2,260
                                                                    ----------
    Total Expenses                                                     264,068
Less: Reimbursement of Expenses                                        (21,070)
                                                                    ----------
NET EXPENSES                                                                        (242,998)
                                                                                 -----------
NET INVESTMENT INCOME                                                              3,574,946

NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES (including
 $23,562 net realized losses from futures contracts)                                 407,824

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS AND FUTURES (including $7,272 unrealized loss on
 futures contracts)                                                                1,076,791
                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 5,059,561
                                                                                 -----------
                                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         FOR THE FISCAL YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                   OCTOBER 31, 1995   OCTOBER 31, 1994
                                                    ----------------   ----------------

FROM OPERATIONS
Net Investment Income                                 $ 3,574,946        $ 2,272,212
Net Realized Gain (Loss) on Investments                   407,824         (1,015,882)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                         1,076,791           (804,516)
                                                    ----------------   ----------------
Net Increase in Net Assets Resulting from
  Operations                                            5,059,561            451,814
                                                    ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          32,690,159         41,445,030
Withdrawals                                           (61,766,958)       (23,001,490)
                                                    ----------------   ----------------
Net Increase (Decrease) from Investors'
  Transactions                                        (29,076,799)        18,443,540
                                                    ----------------   ----------------
Total Increase (Decrease) in Net Assets               (24,017,238)        18,895,354

NET ASSETS
Beginning of Fiscal Year                               53,323,814         34,428,460
                                                    ----------------   ----------------
End of Fiscal Year                                    $29,306,576        $53,323,814
                                                    ----------------   ----------------
                                                    ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                             FOR THE
                                                                                             PERIOD
                                                                                          JULY 8, 1993
                                                                                          (COMMENCEMENT
                                                                                               OF
                                                                                           OPERATIONS)
                                                                                             THROUGH
                                                         FOR THE FISCAL YEAR ENDED         OCTOBER 31,
                                                    OCTOBER 31, 1995   OCTOBER 31, 1994       1993
                                                    ----------------   ----------------   -------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                               0.42%              0.36%           0.37%(a)
  Net Investment Income                                  6.11%              5.01%           3.99%(a)
  Decrease in Expense Ratio due to Expense
   Reimbursement by Morgan                               0.04%              0.05%           1.00%(a)
Portfolio Turnover                                        177%               230%            116%

------------------------

(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters in the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions in U.S. Treasury securities during the fiscal year ended October 31, 1995 are summarized as follows:

                                                        SALES OF FUTURES CONTRACTS
                                                  --------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                  NUMBER OF CONTRACTS     OF CONTRACTS
                                                  -------------------   ----------------
Contracts opened                                          248             $ 36,681,681
Contracts closed                                         (238)             (35,605,672)
                                                          ---           ----------------
Open at end of the fiscal year                             10             $  1,076,009
                                                          ---           ----------------
                                                          ---           ----------------

                                                  SUMMARY OF OPEN CONTRACTS
                                                     AT OCTOBER 31, 1995
                                               -------------------------------
                                                                NET UNREALIZED
                                               CONTRACTS LONG    DEPRECIATION
                                               --------------   --------------
Five-Year U.S. Treasury, expiring December
 1995                                                10             $7,272
                                                      -
                                                      -
                                                                   ------
                                                                   ------

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio incurred organization expenses in the amount of $5,380. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.25% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, such fees amounted to $146,335.

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $4,485.

    c)During the period November 1, 1994 through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan may receive a fee based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.05% of the Portfolio's average daily net assets up to and including $200 million and 0.03% on any excess over $200 million. For the period November 1, 1994 through August 31, 1995, Morgan agreed to reimburse the Fund $21,070 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,573 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year were as follows:

                                                                 COST OF         PROCEEDS
                                                                PURCHASES       FROM SALES
                                                              --------------  --------------
U.S. Government and Agency Obligations                        $   74,510,169  $   98,274,504
Corporate and Collateralized Obligations                          25,683,032      26,983,195
                                                              --------------  --------------
                                                              $  100,193,201  $  125,257,699
                                                              --------------  --------------
                                                              --------------  --------------

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Investors of
The Short Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Short Term Bond Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period July 8, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 15, 1995